CAPITAL STOCK (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Common stock authorized	200,000,000	200,000,000	200,000,000
Common stock par value	$ 0.001	$ 0.001	$ 0.001
Common stock issued	1,000	1,000	1,000
Common stock outstanding	1,000	1,000	1,000
Common stock dividend per share declared	$ 1